Long-term Debt and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2011
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	2011	2010

Amended 2006 Senior Credit Agreement	$2,795,589	$2,953,890
Senior Notes	2,883,009	824,446
Euro Notes	258,780	267,240
European Investment Bank Agreements	345,764	351,686
Accounts receivable facility	534,500	-
Capital lease obligations	17,993	15,439
Other	248,952	160,957
	7,084,587	4,573,658
Less current maturities	(1,589,776)	(263,982)
	$5,494,810	$4,309,676

2006 Senior Credit Agreement Table
	Maximum Amount Available December 31,		Balance Outstanding December 31,

	2011	2010	2011	2010
Revolving Credit	$1,200,000	$1,200,000	$58,970	$81,126
Term Loan A	1,215,000	1,335,000	1,215,000	1,335,000
Term Loan B	1,521,619	1,537,764	1,521,619	1,537,764
	$3,936,619	$4,072,764	$2,795,589	$2,953,890

Schedule of senior notes
Issuer/Transaction	Notional Amount	Maturity	Coupon	Book value
FMC Finance VI S.A. 2010/2016	€250,000	July 15, 2016	5.50%	$320,427
FMC Finance VIII S.A. 2011/2016(1)	€100,000	October 15, 2016	5.072%	$129,390
FMC US Finance, Inc. 2007/2017	$500,000	July 15, 2017	6 7/8%	$495,118
FMC Finance VIII S.A. 2011/2018	€400,000	September 15, 2018	6.50%	$510,730
FMC US Finance II, Inc. 2011/2018	$400,000	September 15, 2018	6.50%	$394,724
FMC US Finance, Inc. 2011/2021	$650,000	February 15, 2021	5.75%	$644,450
FMC Finance VII S.A. 2011/2021	€300,000	February 15, 2021	5.25%	$388,170
				$2,883,009

(1) This note carries a variable interest rate which was 5.072% at December 31, 2011.

Schedule of European Investment Bank Arrangement
		Maximum amount available		Balance outstanding
		December 31,		December 31,
	Maturity	2011	2010	2011	2010
Revolving Credit	2013	€90,000	€90,000	$115,812	$115,812
Loan 2005	2013	41,000	41,000	48,806	48,806
Loan 2006	2014	90,000	90,000	116,451	120,258
Loan 2009	2014	50,000	50,000	64,695	66,810
		€271,000	€271,000	$345,764	$351,686

Long-term debt by maturity
2012	$1,589,776
2013	1,776,771
2014	794,842
2015	28,049
2016	455,527
Thereafter	2,465,205
$7,110,172